Fees Summary	Nov. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,129,804.48
Previously Paid Amount	0.00
Total Fee Amount	13,827.93
Total Offset Amount	0.00
Net Fee	$ 13,827.93